Equity	12 Months Ended
Dec. 31, 2018
Share Capital Reserves And Other Equity Interest Abstract
Equity

17.       Equity

(a)       Share capital -

As of December 31, 2018 and 2017, share capital is represented by 423,868,449 authorized common shares subscribed and fully paid, with a nominal value of one Sol per share. From the total outstanding common shares as of December 31, 2018; 60,577,811 are listed in the New York Stock Exchange and 363,290,638 in the Lima Stock Exchange. As of December 31, 2017, 70,097,971 common shares were listed on the New York Stock Exchange and 353,770,478 on the Lima Stock Exchange.

(b)      Investment shares -

Investment shares do not have voting rights or participate in shareholder’s meetings but do participate in the distribution of dividends. Investment shares confer upon the holders thereof the right to participate in dividends distributed according to their nominal value, in the same manner as common shares. Investment shares also confer the holders thereof the right to:

(i)         maintain the current proportion of the investment shares in the case of capital increase by new contributions;

(ii)        increase the number of investment shares upon capitalization of retained earnings, revaluation surplus or other reserves that do not represent cash contributions;

(iii)       participate in the distribution of the assets resulting from liquidation of the Company in the same manner as common shares; and,

(iv)       redeem the investment shares in case of a merger and/or change of business activity of the Company.

As of December 31, 2018 and 2017, the Company has 40,278,894 investment shares (50,503,124 shares as of December 31, 2016) subscribed and fully paid, with a nominal value of one Sol per share.

(c)      Treasury shares -

As of December 31, 2018, the Company maintains 36,040,497 investment shares amounting to S/121,258,000 (S/119,005,000 as of December 31, 2017).

In January 2017 and October 2015, the Company acquired 7,911,845 and 37,276,580 investment shares for S/34,216,000 and S/108,248,000, respectively. In March 2017, as a result of the execution of the spin-off project, the Company exchanged 9,148,373 of its treasury investment shares amounting to S/23,459,000 for investment shares of Fossal, see note 1.3.

(d)      Additional paid-in capital -

As of December 31, 2016, additional paid-in capital is represented mainly by S/561,191,000 obtained as a result of the issue of 111,484,000 common shares and 928,000 investment shares corresponding to a public offering of American Depositary Shares (ADS) registered with the New York Stock Exchange and Lima Stock Exchange on 2012. This amount corresponds to the excess of the total proceeds obtained by this transaction in relation to the nominal value of these shares.

In March and December 2017, the Company recognized a debit for S/118,569,000 and a credit for S/6,759,000 in this caption as a result of the spin-off of the interest in Fosfatos del Pacífico S.A. and the impairment of the brine project, respectively, see notes 1.3 and 1.4.

(e)      Legal reserve -

Provisions of the General Corporation Law require that a minimum of 10% of the distributable earnings for each period, after deducting the income tax, be transferred to a legal reserve until such is equal to 20% of the capital. This legal reserve can offset losses or can be capitalized, and in both cases, there is the obligation to replenish it.

(f)       Other accumulated comprehensive results -

This reserve records fair value changes on financial instruments designated at fair value through OCI and the unrealized results on cash flow hedge.

(g)      Distributions made and proposed –

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Cash dividends on ordinary shares declared and paid
Dividend for 2018: S/0.38000 per share (2017: S/0.35000 per share, 2016: S/0.28500 per share)	161,396	149,837	155,236

	161,396	149,837	155,236

As of December 31, 2018 and 2017, dividends payable amount to S/19,331,000 and S/29,725,000, respectively. On 2017, in order to comply with Peruvian law requirements, S/189,000 corresponding to dividends payable with aging greater than ten years were transferred from dividends payable caption to legal reserve caption in the consolidated statements of changes in equity.

(h)      Contributions of non-controlling interest -

Salmueras Sudamericanas S.A.

In order to finance the Salmueras Project, the General Shareholders’ Meetings of the subsidiary Salmueras Sudamericanas S.A. of June 13, 2017, December 13, 2016 and February 2, 2016, agreed contributions of S/3,467,000, S/783,000 and S/4,100,000, respectively. The General Shareholders’ Meeting held on June 4, 2015, agreed a contribution of S/2,400,000. During the year 2017, the contribution made by Quimpac S.A. amounted to S/490,000 (S/473,000 and 277,000 during the years 2016 and 2015, respectively).

The effect of the difference on capital contributions and interests acquired by each shareholder amounted to S/576,000 and S/556,000, during the years 2017 and 2016, respectively, and were recognized as a debit in additional paid-in capital and a credit in non-controlling interest.

These contributions were part of the investment commitment assumed by the Company to develop the brine project for up to US$100,000,000 and the commitment of Quimpac S.A. to contribute up to US$14,000,000 respectively, to maintain its shareholding. It should be noted that, in 2017, the Group decided not to continue with this project; see note 1.4.

In order to cover the payment of the penalties corresponding to the concessions contributed by Quimpac S.A. to the subsidiary, the General Shareholders’ Meeting of the subsidiary Salmueras Sudamericanas S.A. of June 28, 2018, agreed the contribution of S/1,405,000, contribution that was made entirely by Quimpac S.A.

Fosfatos del Pacífico S.A.

The General Shareholders’ Meeting of the subsidiary Fosfatos del Pacífico S.A. (subsidiary of the Company until February 28, 2017) held on August 2, 2016 agreed a contribution of S/13,384,000. During 2016, the contribution made by MCA Phosphates Pte. amounted to S/4,015,000.

The General Shareholders´ Meeting of the subsidiary Fosfatos del Pacífico S.A. held on July 14 and September 25, 2015, agreed a contribution of S/78,178,000 and S/15,813,000, respectively. In connection with this agreement, during the year ended December 31, 2015, the contribution made by MCA Phosphates Pte. amounted to S/28,198,000.

During February, July, September and December 2016, the Company made an additional capital contribution of S/23,216,000, S/1,000,000, S/1,200,000 and S/400,000, respectively; which was approved by the Board of Directors; this contribution did not include a change in the percentage interests held by the current shareholders. This capital contribution was used as working capital of the brick plant. The effect of the difference on capital contributions and interests acquired by each shareholder amounted to S/7,745,000 during 2016, and it was recognized as a debit in additional paid-in capital and a credit in non-controlling interest.